Fair Value of Assets and Liabilities Measured on Recurring Basis, Including Derivative Instruments (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative instruments, assets	[1],[2]	$ 53,587	$ 73,098		$ 55,386
Total, assets		53,587	73,098		55,386
Earn-out consideration	[3],[4]	23,900	24,732		22,435
Derivative instruments, liabilities	[2],[3]	28,243	18,188		17,353
Total, liabilities		52,143	42,920		39,788
Redeemable non-controlling interest	[5]		4,750	[6]	4,520
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative instruments, assets	[1],[2]	53,587	73,098		55,386
Total, assets		53,587	73,098		55,386
Derivative instruments, liabilities	[2],[3]	28,243	18,188		17,353
Total, liabilities		28,243	18,188		17,353
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out consideration	[3],[4]	23,900	24,732		22,435
Total, liabilities		$ 23,900	24,732		22,435
Redeemable non-controlling interest	[5]		$ 4,750	[6]	$ 4,520

[1]	Included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.
[2]	The Company values its derivative instruments based on market observable inputs, including both forward and spot prices for the relevant currencies and interest rate indices for relevant interest rates. The quotes are taken from an independent market database.
[3]	Included in accrued expenses and other current liabilities and other liabilities in the consolidated balance sheets.
[4]	The fair value of earn-out consideration, calculated as the present value of expected future payments to be made to the sellers of acquired businesses, was derived by estimating the future financial performance of the acquired businesses using the earn-out formula and performance targets specified in each purchase agreement and adjusting the result to reflect the Company’s estimate of the likelihood of achievement of such targets. Given the significance of the unobservable inputs, the valuations are classified in level 3 of the fair value hierarchy.
[5]	The Company’s estimate of the fair value of redeemable non-controlling interest as of December 31, 2017 is based on unobservable inputs considering the assumptions that market participants would make in pricing the obligation. Given the significance of the unobservable inputs, the valuation was classified in level 3 of the fair value hierarchy. Refer to Note 3—Business Acquisitions.
[6]	The Company’s estimate of the fair value of redeemable non-controlling interest is based on unobservable inputs considering the assumptions that market participants would make in pricing the obligation. Given the significance of the unobservable inputs, the valuation is classified in level 3 of the fair value hierarchy. See Note 3—Business Acquisitions.